THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 12, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:     September 30, 2002
                                                   ------------------


Check here if Amendment           [X]           Amendment Number:   2
                                                                    --
   This Amendment (Check only one):             [ ]   is a restatement
                                                [X]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WS Capital Management, L.P.
         -------------------------------
Address: 300 Crescent Court, Suite 880
         -------------------------------
         Dallas, Texas 75201
         -------------------------------

Form 13F File Number:        28-10349
                             -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Reid S. Walker                  Contact Person:   Joseph I. Worsham, II
         -------------------------------
Title:   Member of WS Capital, L.L.C.,
         general partner of
         WS Capital Management, L.P.
         -------------------------------
Phone:   (214) 756-6056
         -------------------------------

Signature, Place and Date of Signing:

         /s/ Reid S. Walker                Dallas, Texas       November 14, 2003
         ------------------------------- -----------------     -----------------
                (Signature)                (City, State)            (Date)

Report Type ( Check only one):

[X]   13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     53
Form 13F Information Table Value Total:                $71,685
                                                (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                          COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
NAME OF                          TITLE OF               VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
 ISSUER                            CLASS       CUSIP   [x$1000] PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE       SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
ACRES GAMING CORP                   COM      004936100   1,987    358,100 SH          SHARED(2)                      358,100
ALLIED CAP CORP NEW                 COM      01903Q108     328     15,000 SH          SHARED(2)                       15,000
AMERICAN CAPITAL STRATEGIES         COM      024937104     848     45,000 SH          SHARED(2)                       45,000
BE AEROSPACE INC                    COM      073302101      75     15,800 SH            SOLE(1)           15,800
BRIO SOFTWARE INC                   COM      109704106     401    367,900 SH          SHARED(2)                      367,900
E PIPHANY INC                       COM      26881V100     312     86,600 SH            SOLE(1)           86,600
ENDOCARE INC                        COM      29264P104   2,554    178,500 SH          SHARED(2)                      178,500
ESS TECHNOLOGY INC                  COM      269151106      97     15,800 SH            SOLE(1)           15,800
EVOLVING SYS INC                    COM      30049R100      49    189,694 SH          SHARED(2)                      189,694
GETTY IMAGES INC                    COM      374276103     502     25,000 SH          SHARED(2)                       25,000
HEALTHSOUTH CORP                    COM      421924101     415    100,000 SH          SHARED(2)                      100,000
HI / FN INC                         COM      428358105   4,201    954,800 SH          SHARED(2)                      954,800
HILTON HOTELS CORP                  COM      432848109     854     75,000 SH            SOLE(1)           75,000
HOLLY CORP                     COM PAR $0.01 435758305   4,242    249,800 SH          SHARED(2)                      249,800
INAMED CORP                         COM      453235103     460     20,000 SH            SOLE(1)           20,000
KINDER MORGAN INC KANS              COM      49455P101   4,757    134,200 SH          SHARED(2)                      134,200
LANTRONIX INC                       COM      516548104      38    100,000 SH            SOLE(1)          100,000
LIBERTE INVS INC DEL                COM      530154103   1,332    330,500 SH            SOLE(1)          330,500
MAGNUM HUNTER RES INC         COM PAR $0.002 55972F203   1,279    243,700 SH          SHARED(2)                      243,700
MANTECH INTL CORP                  CL A      564563104   1,173     50,000 SH            SOLE(1)           50,000
MCMORAN EXPLORATION CO              COM      582411203   3,920    160,000 SH          SHARED(2)                      160,000
MED-DESIGN CORP                     COM      583926100     152     43,000 SH          SHARED(2)                       43,000
MICROTUNE INC DEL                   COM      59514P109     133     55,300 SH          SHARED(2)                       55,300
MODEM MEDIA INC                    CL A      607533106   2,241  1,018,709 SH          SHARED(2)                    1,018,709
MTR GAMING GROUP INC                COM      553769100     203     22,000 SH          SHARED(2)                       22,000
MULTIMEDIA GAMES INC                COM      625453105     207     10,500 SH          SHARED(2)                       10,500
NAUTILUS GROUP INC                  COM      63910B102     411     21,100 SH          SHARED(2)                       21,100

NCE PETROFUND 1               TR UT NEW 2001 62885E406     953    128,500 SH            SOLE(1)          128,500
NEOMAGIC CORP                       COM      640497103     263    252,900 SH            SOLE(1)          252,900
OPEN TEXT CORP                      COM      683715106     784     40,200 SH          SHARED(2)                      40,200
PARTY CITY CORP                     COM      702145103   7,694    559,580 SH          SHARED(2)                     559,580
PERSISTENCE SOFTWARE INC            COM      715329108     100    238,900 SH            SOLE(1)          238,900
PICCADILLY CAFETERIAS INC           COM      719567109     937    431,941 SH           OTHER(3)                     431,941
PITTSTON CO                   COM BRINKS GRP 725701106   1,344     60,000 SH            SOLE(1)           60,000
PRE PAID LEGAL SVCS INC             COM      740065107   4,457    224,200 SH          SHARED(2)                     224,200
SBE INC                           COM NEW    783873201      50     33,400 SH           OTHER(3)                      33,400
SHOP AT HOME INC                    COM      825066301   2,628  1,123,153 SH          SHARED(2)                   1,123,153
SILICON LABORATORIES INC            COM      826919102   2,878    157,000 SH          SHARED(2)                     157,000
SOLA INTL INC                       COM      834092108     762     75,800 SH            SOLE(1)           75,800
SOUNDVIEW TECHNOLOGY GROUP N        COM      83611Q109   2,458  1,890,955 SH          SHARED(2)                   1,890,955
SRS LABS INC                        COM      78464M106     498    189,316 SH           OTHER(3)                     189,316
STAMPS COM INC                      COM      852857101     423    100,000 SH            SOLE(1)          100,000
STANDARD MANAGEMENT CORP            COM      853612109     194     38,900 SH           OTHER(3)                      38,900
STARWOOD HOTELS&RESORTS WRLD    PAIRED CTF   85590A203     558     25,000 SH            SOLE(1)           25,000
SYMBOL TECHNOLOGIES INC             COM      871508107     460     60,000 SH            SOLE(1)           60,000
SYNAGRO TECHNOLOGIES INC          COM NEW    871562203   1,537    671,000 SH          SHARED(2)                     671,000
TAKE-TWO INTERACTIVE SOFTWARE       COM      874054109   4,391    151,400 SH          SHARED(2)                     151,400
TECHTEAM GLOBAL INC                 COM      878311109   3,236    472,369 SH          SHARED(2)                     472,369
TUMBLEWEED COMMUNICATIONS CO        COM      899690101      33     36,100 SH           OTHER(3)                      36,100
TYCO INTL LTD NEW                   COM      902124106     987     70,000 SH            SOLE(1)           70,000
TYLER TECHNOLOGIES INC              COM      902252105     220     50,000 SH            SOLE(1)           50,000
VYYO INC                            COM      918458100     440    189,633 SH            SOLE(1)          189,633
Z TEL TECHNOLOGIES INC              COM      988792107     229    212,400 SH           OTHER(3)                     212,400

(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, which is composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P. and
(ii) Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, which is composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P. and (ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, which is composed of WS Opportunity Fund, L.P.

and WS Opportunity Fund (QP), L.P. and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C., the general partner of WS Capital Management, L.P., and WSV Management, L.L.C., may each control decisions regarding the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, which is composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P. and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith together control a majority of the voting power of WSV Management, L.L.C., and each may therefore have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C.